Segment Information (Reconciliation of Segment General and Administration to Consolidated) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses		$ 254.4	$ 182.4	$ 120.7
General and administration		454.4	355.4	262.4
Operating segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses		254.4	182.4	120.7
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Corporate general and administrative expenses		110.3	92.6	83.4
Corporate and reconciling items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments	[1]	170.3	62.8	9.6
General and administrative expense
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments		6.1	5.0
General and administrative expense | Corporate and reconciling items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Share-based compensation expense included in general and administrative expense(1)	[2]	83.6	75.4	56.4
Purchase accounting and related adjustments		$ 6.1	$ 5.0	$ 1.9

[1]	Purchase accounting and related adjustments represent the amortization of non-cash fair value adjustments to certain assets acquired in the acquisition of Starz, Pilgrim Media Group and Good Universe. The following sets forth the amounts included in each line item in the financial statements: Year Ended March 31, 2018 2017 2016 (Amounts in millions)Purchase accounting and related adjustments: Direct operating$44.5 $17.5 $6.5General and administrative expense6.1 5.0 1.9Depreciation and amortization119.7 40.3 1.2 $170.3 $62.8 $9.6
[2]	Excludes immediately vested stock awards granted as part of our annual bonus program issued in lieu of cash bonuses, which are, when granted, included in segment or corporate general and administrative expense.